Convertible Preferred Shares and Warrants	12 Months Ended
Dec. 31, 2020
Convertible Preferred Shares And Warrants [Abstract]
CONVERTIBLE PREFERRED SHARES AND WARRANTS

NOTE 9:- CONVERTIBLE PREFERRED SHARES AND WARRANTS

a.	The Composition of the Company’s Convertible Preferred shares is as follows:

	December 31, 2020		December 31, 2019
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Series A Convertible Preferred shares with no par value	-	-	537,750	483,975
Series A-1 Convertible Preferred shares with no par value	-	-	896,250	798,950
Series B Convertible Preferred shares with no par value	-	-	597,500	566,386
Series B-1 Convertible Preferred shares with no par value	-	-	1,867,562	1,751,309
Series C-1 Convertible Preferred shares with no par value	-	-	717,000	645,923
Series C-2 Convertible Preferred shares with no par value	-	-	454,100	410,197
Series D-1 Convertible Preferred shares of NIS 0 par value	-	-	2,509,500	2,376,512
Series D-2 Convertible Preferred shares with no par value	-	-	2,868,000	-
Series D-3 Convertible Preferred shares with no par value	-	-	597,500	576,944
Series E Convertible Preferred shares with no par value	-	-	1,135,250	851,795
Series E-1 Convertible Preferred shares with no par value	-	-	5,736,000	4,058,986

Total	-	-	17,916,412	12,520,977

The Company issued Series A, A-1, B, B-1, C-1, C-2, D-1, D-3, E and E-1 Preferred shares between February 2008 and September 2019. The Company classifies the convertible preferred shares outside of shareholders’ deficit as required by ASC 480-10-S99-3A and ASR 268, since these preferred shares are entitled to liquidation preferences which may trigger a distribution of cash or assets that is not solely within the Company’s control.

Upon completion of the IPO, all convertible preferred shares outstanding, totaling 12,520,977 shares, were automatically converted into Ordinary shares and their carrying value of $106,300 was reclassified into shareholders’ equity.

b.	Preferred shares rights:

Up to completion of the IPO on June 30, 2020, series A, A-1, B, B-1, C-1,C-2, D-1,D-3, E and E-1 convertible preferred shares conferred upon their holders all the rights conferred by Ordinary shares, in addition to certain rights stipulated in the Company’s previous Articles of Association (the “Previous Articles”), inter alia, the following:

Dividend rights - the holders of Series A, A-1, B, B-1, C-1, C-2 , D-1, D-3, E and E-1 convertible preferred shares were entitled to receive on a pari passu basis, prior and in preference to the declaration or payment of any dividend or distribution to the holders of any other class of shares on an as-converted basis if any dividend or distribution was declared by the Company’s board of directors, an amount equal to 6% per annum of the applicable original issue price for such preferred shares (the “Preference Dividend”).

The preference order was such that Series E-1, E, D, C-2, C-1, B-1, B, A-1 and A shareholders were entitled, in their respective order, to receive, prior and in preference to the above order, any distribution of any asset, capital, earnings or surplus funds of the Company. After the Preference Dividend has been paid in full, the preferred shareholders’ were entitled to participate pro-rata and pari-passu, on an as converted basis with the Ordinary shareholders’ in the receipt of any additional dividend distributed.

Liquidation rights - In the event of any event of liquidation or deemed liquidation event, the Company was required to distribute to the holders of convertible preferred shares, prior to and in preference to any payments to any of the holders of any other classes of shares, a per share amount equal to the original issuance price plus 6% annual interest compounded annually from the date of issuance and up to the date of liquidation for each of their shares.

Holders of Series E-1, E preferred shares and D preferred shares were entitled to receive an amount equal to the original issuance price thereof, times 1.3, plus 6% annual interest, on the original issue price, compounded annually from the date of issuance and up to the date of liquidation for each of their shares plus an amount equal to the declared but unpaid dividends, less the any dividend preference amount previously declared and actually paid.

The liquidation order was such that Series E-1, E, D, C-2 and C-1, B-1, B A-1, and A shareholders were entitled, in their respective order, to receive, prior and in preference to the above order any distribution of any asset, capital, earnings or surplus funds of the Company.

All remaining assets shall be distributed among all the shareholders pro rata in proportion to the number of Ordinary shares held by them on an as converted basis. The original issue price of the Series A, A-1, B, B-1 and C-1 Convertible Preferred shares was $1.51, $1.76, $3.60, $5.06, and $6.95 per share, respectively, Series C-2, D-1 and D-3 was $9.23 per share and Series E and E-1 was $13.30 per share.

Voting rights - each holder of Series A, A-1, B, B-1, C-1, C-2, D-1, D-3, E and E-1 Convertible Preferred share was entitled to one vote per each share held by it (on an as converted basis).

Conversion - each preferred share was convertible into Ordinary shares, at the holder’s option, or automatically upon a qualified initial public offering (“Qualified IPO”) of the Company or upon written demand of the Investor Majority (as defined in the Previous Articles).

Each share of Series A, A-1, B, B-1, C-1, C-2, D-1, D-3, E and E-1 was convertible into Ordinary shares on a 1-for-1 ratio. The conversion price per preferred share was to be adjusted in the event of recapitalizations, splits, Ordinary share dividends and standard anti-dilution events.

c.	Financing rounds:

During August 2018 through February 2019, the Company entered into a Securities Purchase Agreement (the “2018 SPA”) with new and existing investors for an aggregate amount of up to $35,000. The Company received $15,577 and issued to the investors 1,187,887 series E-1 Preferred shares (net of $187 issuance costs in cash in 2018) at a price per share of $13.30. As part of the 2018 SPA, the Company converted 274,434 series E Preferred shares into series E-1 Preferred shares to holders of series E Preferred shares who participated in the 2018 SPA pursuant to the conversion rights of the 2018 SPA.

During June 2019, the Company prepared a Private Placement Memorandum (the “2019 PPM”) which includes the 2018 SPA and allowed the Company to raise up to $50,000 from new and existing shareholders. From June to August 2019, the Company received $30,717 and issued to the investors 2,596,665 series E-1 Preferred shares, net of $3,142 issuance costs in cash and warrants in amount $680 at a price of $13.30.

d.	Warrants to purchase Preferred shares:

In March 2008, in connection with a March 2008 Founders and Share Purchase Agreement, the Company granted to an investor warrants to purchase Preferred A shares (the “A warrants”), with an exercise price of NIS 0.84 ($0.23). The A warrants may be converted at any time until the earlier of (1) consummation of an initial public offering on certain stock exchanges as set forth in the warrant terms, with net proceeds to the Company of at least $15,000 (and pre-money valuation of at least $75,000), (2) merger or consolidation of the Company with another company, and (3) the sale of substantially all of the Company’s assets or substantially all of the shares to another party.

In connection with the first financing round that occurred in 2016, the Company granted to certain investors warrants to purchase up to 2,775,398 D-2 Preferred shares (“D-2 warrants”) at a price per share of $9.23.

The survival of D-2 warrants is limited to a period ending upon the earlier of: (i) the lapse of 5 years from closing; or (ii) a deemed liquidation event.

The D-2 warrants will be exercised automatically if they are still outstanding on the final day of the warrant period as defined in the warrants grant letter, and if the fair market value of a warrant share is more than the exercise price for such share.

All outstanding A warrants and D-2 warrants are classified as a long-term liability and are re-measured at each reporting date, as the underlying shares may be redeemed upon an event which is not solely in the control of the Company.

On June 28, 2019, in connection with 2019 PPM, the Company included the following as part of its issuance costs: (i) warrants to purchase up to 200,596 E-1 Preferred shares (the “E-1 warrants”) at a price per share of $15.95 against payment of a total exercise amount of up to $3,200 and (ii) a cash fee of 10% of any new investment that were introduced by National Securities. The survival of E-1 warrants is limited to a period ending upon 4 years from closing.

As of December 31, 2020, 200,596 E-1 warrants, 648,519 D-2 warrants and 17,925 Warrants are outstanding and may be converted into Ordinary shares.

e.	Deemed dividend:

As part of Series E-1 Convertible Preferred shares price protection conversion rights upon the completion of an initial public offering, the Company issued 158,967 Series E-1 Convertible Preferred shares and recorded a beneficial feature of $2,114 which was accounted for as a deemed dividend and was recorded as mezzanine equity.